TAXATION (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Current tax:
Current tax on profits for the year	£ 7,679,000
Total current tax	7,679,000
Deferred tax:
Origination and reversal of temporary differences	827,000
Total deferred tax	827,000
Total tax charge	8,506,000
Profit before taxation	39,271,000	£ 1,442,000
Expected tax charge based on a weighted average of 24% (UK, US and Canada)	9,746,000	346,000
Effect of expenses not deductible in determining taxable profit	1,779,000	3,000
Capital allowances in excess of depreciation	(3,770,000)	(101,000)
Other tax adjustments	(137,000)	(141,000)
Unrealized gains/(loss) on crypto assets	(385,000)	(562,000)
Origination and reversal of temporary differences	827,000
Unutilised tax losses carried forward	445,000	£ 455,000
Deferred tax expense	8,506,000
Taxation charge in the financial statements	£ 8,506,000
Weighted average tax rate	25.00%	24.00%
Tax losses available to be carried forward and used against trading profits arising in future periods	£ 10,476,000	£ 10,031,000
No deferred tax asset has been recognised on the UK and US			£ 0